Financial Assets & Liabilities	12 Months Ended
Dec. 31, 2022
Financial Assets & Liabilities
Financial Assets & Liabilities

NOTE J. FINANCIAL ASSETS & LIABILITIES

Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021.

($ in millions)
	Fair Value	2022				2021
At December 31:	Hierarchy Level	Assets	(8)	Liabilities	(9)	Assets	(8)	Liabilities	(9)
Cash equivalents (1)
Time deposits and certificates of deposit (2)	2	$3,712		N/A		$2,502	(10)	N/A
Money market funds	1	306		N/A		263		N/A
Total cash equivalents		$4,018		N/A		$2,766		N/A
Equity investments (3)	1	—		N/A		0		N/A
Kyndryl common stock (4)	1	—		N/A		807		N/A
Debt securities–current (2)(5)	2	852		N/A		600		N/A
Debt securities–noncurrent (2)(6)	2,3	31		N/A		37		N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	3		336		12		—
Foreign exchange contracts	2	184		674		359		117
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	42		16		21		42
Equity contracts (7)	1,2	49		8		6		4
Total		$5,179		$1,034		$4,608		$162

(1) Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2) Available-for-sale debt securities with carrying values that approximate fair value.
(3) Included within investments and sundry assets in the Consolidated Balance Sheet.
(4) Refer to “Kyndryl Common Stock” below for additional information.
(5) U.S. treasury bills and term deposits that are reported within marketable securities in the Consolidated Balance Sheet.
(6) Includes immaterial activity related to private company investments reported within investments and sundry assets in the Consolidated Balance Sheet.
(7) Level 1 includes immaterial amounts related to equity futures contracts.
(8) The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2022 were $271 million and $7 million, respectively, and at December 31, 2021 were $358 million and $40 million, respectively.
(9) The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2022 were $546 million and $488 million, respectively, and at December 31, 2021 were $60 million and $103 million, respectively.
(10) Recast to conform to 2022 presentation.

N/A–Not applicable

Kyndryl Common Stock

On November 3, 2021, IBM completed the separation of Kyndryl and retained 19.9 percent of the shares of Kyndryl common stock with the intent to dispose of the shares within twelve months of the separation.

On May 18, 2022, the company borrowed an aggregate principal amount of $357 million under a short-term credit facility with a third-party financial institution, the proceeds of which were used to repay certain of the company’s existing indebtedness. On May 23, 2022, the company completed a debt-for-equity exchange where 22.3 million shares of Kyndryl common stock, equal to half of the company’s 19.9 percent retained interest (the Shares), were exchanged at a strike price of $13.95 per share to extinguish $311 million of the company’s indebtedness under the short-term credit facility (the May 2022 Exchange). The remaining portion of the short-term credit facility was repaid with $46 million of cash.

In connection with the May 2022 Exchange, the company entered into a cash-settled swap with the lender of the short-term credit facility as the counterparty that maintained IBM’s continued economic exposure in the Shares. As a result of the swap, the transfer of the Shares pursuant to the May 2022 Exchange did not qualify as a true sale, and therefore the Shares and debt remained on the company’s Consolidated Balance Sheet. Upon settlement of the swap, which occurred on November 2, 2022, IBM paid the lender $83 million, which was derived from the difference between the volume-weighted average price (VWAP) of the Kyndryl shares over the outstanding term of the swap and the strike price of $13.95 per share. The realized loss of $83 million was reflected in other (income) and expense within the company’s Consolidated Income Statement for the year ended December 31, 2022. In addition, both the Shares and debt associated with the May 2022 Exchange were entirely derecognized from the company’s Consolidated Balance Sheet in the fourth quarter of 2022 upon settlement of the swap. The debt-for-equity exchange associated with the May 2022 Exchange is reflected as a non-cash financing activity for purposes of the company’s Consolidated Statement of Cash Flows for the year ended December 31, 2022.

On August 5, 2022, the company borrowed an aggregate principal amount of $300 million under a short-term credit facility with a third-party financial institution, the proceeds of which were used to repay certain of the company’s existing indebtedness. On August 11, 2022, the company completed a debt-for-equity exchange through the transfer of the other 22.3 million shares of Kyndryl common stock to extinguish $229 million of the company’s indebtedness under the short-term credit facility (the August 2022 Exchange). The remaining portion of the short-term credit facility was repaid with $71 million of cash. The debt-for-equity exchange associated with the August 2022 Exchange is a non-cash financing activity for purposes of the company’s Consolidated Statement of Cash Flows for the year ended December 31, 2022.

At December 31, 2022, the company no longer held an ownership interest in Kyndryl. The Kyndryl common stock of $807 million at December 31, 2021 was included within prepaid expenses and other current assets in the Consolidated Balance Sheet. For the year ended December 31, 2022, the company recognized a total realized loss of $351 million, including $267 million on the Kyndryl shares and $83 million on the swap, compared to an unrealized gain of $126 million on the Kyndryl shares for the year ended December 31, 2021 which is reflected in other (income) and expense in the Consolidated Income Statement.

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Short-term receivables (excluding the current portion of long-term receivables) and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt and including short-term finance lease liabilities) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2022 and 2021, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt (including long-term finance lease liabilities) for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt was $46,189 million and $44,917 million, and the estimated fair value was $42,514 million and $49,465 million at December 31, 2022 and 2021, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.